Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Balance Sheets:
Amount due to related parties	$ 3,518	$ 163
KOAS [Member]
Balance Sheets:
Amount due to related parties	265	141
KNOT [Member]
Balance Sheets:
Amount due to related parties	3,253	22
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	535	769
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	334	498
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	195	271
Trade Accounts Payables [Member] | NYK [Member]
Balance Sheets:
Amount due to related parties	$ 6